Property, Plant and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Property, plant and equipment, net consists of the following as of March 31, 2022 and December 31, 2021:

	As of
	March 31, 2022	December 31, 2021
	(In thousands)
Leasehold improvements	$23,724	$23,501
Machinery and equipment	60,005	59,358
Aircraft	8,000	8,000
IT software and equipment	22,747	22,397
Construction in progress	26,942	23,167
	141,418	136,423

Less: accumulated depreciation and amortization	(77,915)	(74,998)

Property, plant and equipment, net	$63,503	$61,425
Depreciation expense recorded in the condensed consolidated statements of operations and comprehensive loss during the three months ended March 31, 2022 and 2021 consisted of the following:

	Three Months Ended March 31,
	2022	2021

	(In thousands)
Cost of revenue	$249	$—
Research and development, net	130	874
Selling, general and administrative	2,423	2,249
Total depreciation expense	$2,802	$3,123
The Company’s capitalized software totaled $0.7 million and $0.8 million, net of accumulated amortization of $7.5 million and $7.4 million, as of March 31, 2022 and December 31, 2021, respectively. No amortization expense is recorded until the software is ready for its intended use. For the three months ended March 31, 2022 and 2021, amortization expense related to capitalized software was $0.1 million and $0.2 million, respectively.	Property, Plant and Equipment, Net
Property, plant and equipment, net consists of the following as of December 31, 2021, and December 31, 2020:

	As of
	December 31, 2021	December 31, 2020
	(In thousands)
Leasehold improvements	$23,501	$20,769
Machinery and equipment	59,358	50,285
Aircraft	8,000	8,000
IT software and equipment	22,397	20,190
Construction in progress	23,167	11,898
	136,423	111,142
Less: accumulated depreciation and amortization	(74,998)	(62,039)
Property, plant and equipment, net	$61,425	$49,103
Depreciation expense recorded in the consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020 consisted of the following:

	Years Ended December 31,
	2021	2020
	(In thousands)
Cost of revenue	$556	$—
Research and development, net	1,348	9,333
Selling, general and administrative	10,385	2,855
Total depreciation expense	$12,289	$12,188
The Company’s capitalized software totaled $0.8 million and $0.9 million, net of accumulated amortization of $7.4 million and $6.7 million, as of December 31, 2021 and December 31, 2020, respectively. No amortization expense is recorded until the software is ready for its intended use. For the years ended December 31, 2021 and 2020, amortization expense related to capitalized software was $0.7 million and $1.0 million, respectively.